UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional Money Market Portfolio

11/30/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 5.2%
Major Banks – 5.2%
Abbey National Treasury Services PLC (U.S. Branch), 0.17%, due 12/21/09	$53,443,000	$53,443,000
Credit Agricole S.A., 0.6%, due 5/18/10	25,000,000	25,000,000
Credit Suisse New York, 0.82%, due 8/02/10	20,000,000	20,000,000

Total Certificates of Deposit, at Amortized Cost and Value		$98,443,000

Commercial Paper (y) – 55.7%
Computer Software – 2.0%
Microsoft Corp., 0.07%, due 12/29/09 (t)	$38,063,000	$38,060,928

Consumer Products – 1.8%
Colgate-Palmolive Co., 0.09%, due 12/09/09	$27,000,000	$26,999,460
Kimberly-Clark Worldwide, Inc., 0.1%, due 12/01/09	7,274,000	7,274,000

		$34,273,460

Financial Institutions – 4.0%
General Electric Capital Corp., 0.16%, due 12/30/09	$2,590,000	$2,589,666
General Electric Capital Corp., 0.17%, due 12/16/09	44,962,000	44,958,815
Lloyds TSB Bank PLC, 0.12%, due 12/01/09	27,647,000	27,647,000

		$75,195,481

Food & Beverages – 3.0%
Coca-Cola Co., 0.13%, due 12/18/09 (t)	$8,000,000	$7,999,509
Coca-Cola Co., 0.15%, due 12/17/09 (t)	22,600,000	22,598,493
Coca-Cola Co., 0.15%, due 2/01/10 (t)	2,750,000	2,749,290
Coca-Cola Co., 0.2%, due 12/14/09 (t)	24,155,000	24,153,255

		$57,500,547

Major Banks – 23.0%
Bank of America Corp., 0.24%, due 12/23/09	$52,500,000	$52,492,300
BNP Paribas Finance, Inc., 0.13%, due 12/01/09	57,059,000	57,059,000
CBA Delaware Finance, Inc., 0.31%, due 3/25/10	51,510,000	51,459,434
Goldman Sachs Group, Inc., 0.1%, due 12/02/09	32,420,000	32,419,910
JPMorgan Chase & Co., 0.15%, due 12/17/09	27,387,000	27,385,174
JPMorgan Chase Funding, Inc., 0.25%, due 4/19/10	25,544,000	25,519,343
Royal Bank of Canada, 0.1%, due 1/25/10	35,765,000	35,759,536
Societe Generale North America, Inc., 0.16%, due 12/01/09	57,059,000	57,059,000
Toronto Dominion HDG USA, 0.53%, due 4/09/10	45,207,000	45,130,938
Westpac Banking Corp., 0.15%, due 12/10/09 (t)	53,826,000	53,823,982

		$438,108,617

Other Banks & Diversified Financials – 16.6%
Bank of Nova Scotia, 0.12%, due 12/18/09	$16,699,000	$16,698,054
Bank of Nova Scotia, 0.12%, due 12/21/09	25,829,000	25,827,278
Bank of Nova Scotia, 0.2%, due 1/11/10	3,024,000	3,023,311
Citigroup Funding, Inc., 0.23%, due 12/07/09	53,720,000	53,717,941
HSBC USA, Inc., 0.19%, due 1/12/10	50,000,000	49,988,917
Nordea Bank Finland PLC (New York), 0.15%, due 12/21/09	19,200,000	19,198,400
Nordea Bank Finland PLC (New York), 0.22%, due 1/28/10	35,500,000	35,487,417
Rabobank USA Financial Corp., 0.15%, due 12/03/09	33,673,000	33,672,719
Rabobank USA Financial Corp., 0.4%, due 1/15/10	21,163,000	21,152,419
UBS Finance Delaware LLC, 0.11%, due 12/01/09	57,059,000	57,059,000

		$315,825,456

Pharmaceuticals – 2.4%
Johnson & Johnson, 0.09%, due 1/25/10 (t)	$45,711,000	$45,704,715

Retailers – 2.9%
Wal-Mart Stores, Inc., 0.1%, due 12/08/09 (t)	$54,900,000	$54,898,923

Total Commercial Paper, at Amortized Cost and Value		$1,059,568,127

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MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 12.1%
Fannie Mae, 0.05%, due 12/17/09	$32,788,000	$32,787,271
Farmer Mac, 0.06%, due 12/17/09	22,418,000	22,417,402
Farmer Mac, 0.08%, due 12/21/09	32,914,000	32,912,537
Federal Home Loan Bank, 0.05%, due 12/18/09	50,000,000	49,998,819
Federal Home Loan Bank, 0.06%, due 12/02/09	14,944,000	14,943,975
Freddie Mac, 0.05%, due 12/08/09	16,747,000	16,746,837
Freddie Mac, 0.055%, due 12/16/09	59,804,000	59,802,694

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$229,609,535

Repurchase Agreements – 24.5%
Bank of America, 0.15% dated, 11/30/09 due 12/01/09, total to be received $190,196,792 (secured by various U.S. Treasury and Federal Agency obligations Mortgage Backed securities valued at $194,000,249 in an individually traded account)	$190,196,000	$190,196,000
Goldman Sachs, 0.16% dated, 11/30/09 due 12/01/09, total to be received $190,196,845 (secured by various U.S. Treasury and Federal Agency obligations Mortgage Backed securities valued at $194,003,843 in an individually traded account)	190,196,000	190,196,000
Morgan Stanley, 0.12% dated, 11/30/09 due 12/01/09, total to be received $85,589,285 (secured by various U.S. Treasury and Federal Agency obligations Mortgage Backed securities valued at $87,730,468 in an individually traded account)	85,589,000	85,589,000

Total Repurchase Agreements, at Cost		$465,981,000

Floating Rate Demand Notes – 2.5%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 12/01/09	$4,000,000	$4,000,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 12/01/09	5,700,000	5,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.17%, due 12/01/09	18,700,000	18,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.17%, due 12/01/09	2,200,000	2,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.17%, due 12/01/09	17,900,000	17,900,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$48,500,000

Total Investments, at Amortized Cost and Value		$1,902,101,662
Other Assets, Less Liabilities – (0.0)%		(135,365)

Net Assets – 100.0%		$1,901,966,297

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $1,902,101,662.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Institutional Money Market Portfolio

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009, in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$1,902,101,662	$—	$1,902,101,662

For further information regarding security characteristics, see the Portfolio of Investments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2010

*	Print name and title of each signing officer under his or her signature.